Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Exchange Traded Funds - 99.2%
Debt Funds - 36.7%
iShares 10-20 Year Treasury Bond ETF	25,383	$2,556,576
iShares Core Total USD Bond Market ETF	244,777	11,306,250
iShares MBS ETF	27,510	2,612,074
iShares U.S. Treasury Bond ETF	103,005	2,359,844
Total Debt Funds		18,834,744
Equity Funds - 62.5%
iShares Core MSCI Emerging Markets ETF	44,321	3,091,390
iShares Core S&P 500 ETF	13,122	8,571,422
iShares MSCI EAFE Growth ETF	15,936	1,774,792
iShares MSCI EAFE Value ETF	35,650	2,650,578
iShares MSCI USA Momentum Factor ETF	7,313	1,755,047
iShares MSCI USA Quality Factor ETF	9,436	1,809,919
iShares S&P 500 Growth ETF	30,299	3,427,120
iShares S&P 500 Value ETF	18,635	3,934,780
iShares U.S. Equity Factor Rotation Active Capitalize ETF	57,385	3,338,659
iShares U.S. Technology ETF	9,788	1,775,739
Total Equity Funds		32,129,446
Total Exchange Traded Funds
(Cost - $42,385,195)		50,964,190
Short-Term Investments - 0.9%
Money Market Funds - 0.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a) (Cost - $472,922)	472,922	472,922

Total Short-Term Investments (Cost - $472,922)		472,922
Total Investments - 100.1%
(Cost - $42,858,117)		$51,437,112
Other Assets Less Liabilities - Net (0.1)%		(51,939)
Total Net Assets - 100.0%		$51,385,173

(a)	The rate shown is the annualized seven-day yield at period end.